Cover	Jan. 05, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On January 9, 2026, Evolution Metals & Technologies Corp. (the “Company” or “EMAT”) filed a Current Report on Form 8-K (the “Original Report”) as amended by Amendment No. 1 to the Original Report (“Amendment No. 1”) filed on January 9, 2026 (the Original Report together with Amendment No. 1, referred to herein as the “Original Form 8-K”), to report, among other events, the completion of its previously announced acquisition of Evolution Metals LLC, a Delaware limited liability company (“EM”) on January 5, 2026 (the “Business Combination”). Also as reported in the Original Form 8-K, as part of the Business Combination, EM acquired KCM Industry Co., Ltd., a Korean company (“KCM”), KMMI INC., a Korean company (“KMMI”), NS World Co., Ltd., a Korean company (“NS World”) and Handa Lab Co., Ltd., a Korean company (“Handa Lab”). This Current Report on Form 8-K/A amends the Original Form 8-K to include the audited financial statements of EMAT, EM, KCM, KMMI, NS World and Handa Lab for the year ended December 31, 2025, and the Management’s Discussion and Analysis of Financial Condition and Results of Operations of EM for the year ended December 31, 2025 and the period from February 8, 2024 (inception) to December 31, 2024 and of EMAT, KCM, KMMI, NS World and Handa Lab for the years ended December 31, 2025 and 2024, as well as including the Unaudited Pro Forma Financial Statements of the Company and EM as of and for the year ended December 31, 2025, giving effect to the acquisition of EM.Except as described above, this Current Report on Form 8-K/A does not amend, update, or change any other items or disclosures in the Original Form 8-K and does not purport to reflect any information or events subsequent to the filing date of the Original Form 8-K. Capitalized terms used but not defined herein have the meanings assigned to them in the Original Form 8-K. This Current Report on Form 8-K/A should be read in conjunction with the Original Form 8-K.
Document Period End Date	Jan. 05, 2026
Entity File Number	001-41183
Entity Registrant Name	Evolution Metals & Technologies Corp.
Entity Central Index Key	0001866226
Entity Tax Identification Number	87-1006702
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4040 NE 2nd Ave, Ste 349
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	561
Local Phone Number	225-3205
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	EMAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false